united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Rich Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/21

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2021

Conductor Global Equity Value Fund

Class A	RAALX
Class C	RACLX
Class I	RAILX
Class Y	RAYLX

Conductor International Equity Value Fund

Class A	RIALX
Class I	RIYLX

www.conductorfunds.com

1-844-GO-RAILX (1-844-467-2459)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

June 2021 Semi Annual Covid-19 Update

Since February 2020, the Covid-19 pandemic and the associated economic crisis have obviously had an enormous impact on global risk markets and economies and the wellbeing of individuals in nearly every country, developed or emerging. Fortunately, aggressive global fiscal and monetary policies alongside near-miracles in the development and distribution of effective Covid vaccines around the world have given many people the hope that the worst days of the pandemic are far behind us. Global equity markets last year rebounded substantially from the March/April lows. Calendar year 2021 market performance is also off to a strong start, especially the value segment. For the first time in several years, value is outperforming growth, perhaps the market’s recognition that post-Covid economic growth is sustainable, that growth valuations are significantly overstretched, and that countries, especially in the developed world, can finally break out of the bedeviling disinflationary, low-growth morass of the decade post-financial crisis.

As we approach the back half of calendar year 2021, we are happy to say the Conductor Funds have benefitted performance-wise from the value tailwind, operational and travel restrictions have begun to melt away, and sales activity has increased.

Operational:

Covid-19 impacted global businesses in a number of ways over the past 15 months: it forced companies to implement stay-at-home work plans; required companies to implement business continuity and contingency plans; severely disrupted physical supply chains; effectively eliminated business travel and face-to-face meetings; disrupted or eliminated customer traffic, revenue streams, and access to capital to support businesses on an ongoing basis.

The asset management industry faced similar difficulties, along with other obstacles that are unique to the industry, such as market liquidity and trading concerns. The Conductor Funds certainly haven’t been immune from the broader forces affecting the asset management industry, and businesses more broadly, but can confidently state that the crisis hasn’t created significant disruption for the daily management of fund assets and hasn’t affected the firm to any greater extent than one might expect during a time when global authorities have effectively halted physical face-to-face interactions. The Conductor Funds’ continuity plans have been more than sufficient in terms of maintaining normal fund operations through the crisis, as we’ll outline briefly below. Importantly, many of the forces that significantly disrupted business continuity during the height of the crisis have faded significantly.

●	Business Continuity: Throughout the crisis, the firm has had full and uninterrupted access to all requisite technological resources including, but not limited to, analytics platforms such as Bloomberg, trading platforms, compliance resources and technology, client data, sales resources and data, and general communications platforms, such as email and video conferencing technology. At all times, members of the firm had access to offices and the physical documents located within. Even so, most if not all information, including archived information, that the firm requires for ongoing operations remains secure and accessible at all times via multi-platform cloud and web-based service providers.

●	Communication: Fortunately for businesses in the asset management industry, ours included, modern, robust communication platforms ranging from reliable mobile networks, to reliable video and audio conferencing solutions have significantly minimized disruption. Firm members have been able to easily communicate with each other, with service providers, and with clients and potential clients. As experienced by organizations around the world, Covid significantly disrupted business/sales travel and face-to-face meetings. Though business travel remains depressed and many firms still restrict access to visitors, numerous firms in the industry are beginning to reopen offices for meetings. Nonetheless, the firm has been able to use secure, password-protected video/audio conferencing technology and screen sharing technology to create safe and effective virtual meetings.

●	Trading and Liquidity: At peak pandemic, the Conductor Funds at no time faced Covid-related delays or problems executing fund trades in a timely and orderly manner, electronically or directly. Similarly, the funds, which invest in global equity market securities, never faced any issues pertaining to liquidity when buying or selling securities, whether US or international, developed or emerging. The firm never faced any issues related to selling restrictions imposed at the height of the crisis by authorities in several countries. Operationally, the firm continues to receive all pertinent daily, weekly, and monthly reports on firm investment positioning, cash levels and flows, fund accounting, and overall firm accounting. Communications with trading counterparties and middle office and back-office representatives have remained completely intact.

●	Sales/New Revenue Generation: Although electronic communication with clients and potential clients has been seamless as described above, our long-term business development success is dependent on travel. We derive significant benefits from in-person informational meetings, presentations, business meals, and other similar interactions. For most of 2020 and early 2021, these sorts of interactions were put entirely on hold owing to the unique circumstances surrounding Covid. As vaccination levels increase in the US and Covid infection rates continue to fall, numerous firms are beginning to open offices for full or limited meetings. Most clients and potential clients are now open to business meals or other activities outside of the office. Accordingly, firm members have already participated in business travel, with activity increasing during calendar Q2:2021. The firm expects business travel to reach near normal levels during the back half of the calendar year.

Markets/Performance:

From 10/31/2020 to 4/30/2021, the MSCI World Index was up 29.41%, while the MSCI All Country World Index was up 28.58%. The Global Fund’s Benchmark, the MSCI All Country World Value Index was up 34.09%, while the MSCI All Country World Growth Index was up 22.98%. The MSCI All Country Small and Mid-Cap Index was up 36.20% versus 27.48% for the MSCI All Country Large-Cap Index. The MSCI EAFE, covering ex-US developed countries, was up 29.19%, while the MSCI Emerging Markets Index was up 23.10%. The S&P 500 was up 28.84%. Over the same period, the Conductor Global Equity Value Fund Class Y was up 28.10%.

Between 10/31/20 and 04/30/21 the International Fund Class I was up 20.26% versus 27.41% for the MSCI All Country World ex USA index.

During the first half of the current fiscal year, there have been numerous signs that multi-year trends favoring growth, large-cap, and US exposure have been reversing. As indicated above, value and SMID indices have been significantly outperforming growth and large-cap indices over the past six months. By mid-calendar 2020, growth indices were trading at historically high valuations relative to value indices. Due to outperformance in recent years, a large number of large cap growth companies represent an outsized weighting in general cap-weighted global equity indices; these companies, like the overall growth indices, have been trading at significantly high absolute and relative valuation multiples. Growth companies, especially large and mega-cap growth companies, have begun to underperform overall markets over the past several months, in many cases significantly. Alternately, numerous firms in the “value” space, especially those with lower market caps, have begun to outperform market indices. Conductor believes that relative and absolute valuations are beginning a multi-year reversion to historically observed mean levels. If correct, we believe that the Conductor Funds, which are heavily exposed to companies/sectors that fall into the “value” category, have the potential to experience relative outperformance against broad global indices, and against the broader global peer group.

As with the “value” versus “growth” relationship, relative performance over the past decade has been heavily stacked in favor of US equity indices over global/international indices. Significant US outperformance, like “growth” outperformance, also created conditions whereby US equity indices are now trading at historically high relative valuations compared to international indices, and near historically high levels on an absolute basis. These trends, too, have been reversing in recent months, as evidenced by the above index performance metrics. We believe these trends towards international outperformance should continue in the coming years as relative valuation levels revert back to levels near historical mean. The Global Fund is positioned to capture the benefits of any potential international outperformance; the Fund is significantly overweight international equities and underweight US equities relative to global benchmarks. The

International Fund maintains overweight relative positioning to undervalued geographies, primarily the Asia/Pacific region, which we believe will enhance the potential for relative outperformance in coming years.

Since the beginning of the current period, the Global Fund, as indicated in the performance section above has outperformed broad global indices, but underperformed the value-specific index. The differential in performance between the value index and the Global Fund, based on fund attribution metrics produced by Bloomberg, is primarily due to cash levels, which averaged approximately 11.5% during the first seven months of the fiscal year, and cost the global fund approximately 6% points of relative performance during that period.

Similarly, the International Fund underperformed the broader international indices due to an approximate 11% average cash level, which also cost the fund approximately 6% points of relative performance.

Cash levels for both funds, while within tolerances and not excessive, were elevated as the funds’ systematic investment process waited for technical relative strength analytics to allow various individual names to enter the portfolios. Of course, as market indices raced higher in late calendar 2020 and throughout 2021, any cash on hand exacted a stiff relative performance penalty. During the next six months, we believe cash levels should remain low owing to the stronger fundamental and relative performance positioning of many companies that fall into the value category. As of 4/30/2021, the Global fund held approximately 7.5% of assets in cash, and the International fund held approximately 4.5% of assets in cash.

The views in this report are those of the Funds’ management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Funds’ management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

Disclosures: Investing in each Fund carries certain risks. Adverse changes in currency exchange rates may erode or reverse any potential gains from a Fund’s investments. The risk of investing in emerging market securities, primarily increased foreign investment risk. Investments in foreign securities could subject a Fund to greater risks including currency fluctuation, economic conditions, and different governmental and accounting standards. There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to such Fund. Investments in lesser-known, small and medium capitalization companies may be more vulnerable than larger, more established organizations. There can be a higher portfolio turnover due to active and frequent trading that may result in higher transactional and brokerage costs. The Adviser from time to time employs various hedging techniques. The success of a Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since a Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Conductor Funds. This and other information about the Funds is contained in the prospectus and should be read carefully before investing. The prospectus for both funds can be obtained by calling toll free 1-844-GO-RAILX or www.conductorfunds.com. The Conductor Funds are distributed by Northern Lights Distributors, LLC., Member FINRA IronHorse Capital Management and Northern Lights Distributors, LLC are not affiliated.

1272-NLD-06222021

Conductor Global Equity Value Fund

Portfolio Review (Unaudited)

April 30, 2021

The Fund’s performance figures* for the periods ended April 30, 2021, compared to its benchmark:

			Annualized
					Since
					Commencement
					of Operations	Since Inception	Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	12/27/2013 (a)	4/15/2014	9/17/2015	4/19/16
Class A with Load (b)	20.36%	30.26%	(1.92)%	6.08%	N/A	5.11%	N/A	N/A
Class A	27.66%	38.22%	0.03%	7.35%	N/A	5.99%	N/A	N/A
Class C	27.23%	37.18%	(0.73)%	6.56%	N/A	N/A	6.42%	N/A
Class I	27.79%	38.48%	0.26%	7.61%	5.61%	N/A	N/A	N/A
Class Y	28.10%	39.23%	0.82%	8.21%	N/A	N/A	N/A	8.28%
MSCI All Country World Value Index (c)	34.09%	41.04%	6.84%	9.19%	6.15%	6.23%	8.76%	8.97%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Ironhorse Capital, LLC (the “Advisor”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2022 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 2.15%, 2.90%, 1.90% and 1.25% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Per the fee table in the Fund’s March 1, 2021 prospectus, the Fund’s total annual operating expense ratio before expense waivers, if any, is 2.38%, 3.13%, 2.15%, and 2.12% for Class A, Class C, Class I, and Class Y shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-844-GO-RAILX.

(a)	The inception date of Class I is December 26, 2013. Class I commenced operations on December 27, 2013.

(b)	Class A with load total return is calculated using the maximum sales charge of 5.75%

(c)	The MSCI All Country World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries and 24 emerging markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.

Portfolio Composition as of April 30, 2021

Holdings by Industry/Asset Class	% of Net Assets
Retail - Discretionary	11.2%
Short-Term Investments	10.3%
Technology Hardware	7.7%
Steel	7.0%
Automotive	7.0%
Chemicals	6.3%
Commercial Support Services	4.8%
Oil & Gas Producers	4.1%
Machinery	4.0%
Other**	40.3%
Other Assets and Liabilities - Net	(2.7)%
100.0%

**	Other represents less than 4.0% weightings in the following industries: Advertising & Marketing, Apparel & Textile Products, Asset Management, Banking, Biotech & Pharma, Construction Materials, Containers & Packaging, Electrical Equipment, Engineering & Construction, Entertainment Content, Food, Forestry, Paper & Wood Products, Health Care Facilities & Services, Home & Office Products, Home Construction, Household Products, Leisure Facilities & Services, Metals & Mining, Publishing & Broadcasting, Real Estate Services, Semiconductors, Specialty Finance, Transportation & Logistics, and Wholesale - Discretionary.

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Conductor International Equity Value Fund

Portfolio Review (Unaudited)

April 30, 2021

The Fund’s performance figures* for the periods ended April 30, 2021, compared to its benchmark:

			Annualized Since
			Commencement of
	Six Months	One Year	Operations (a)
Class A with Load (b)	13.32%	22.75%	(2.74)%
Class A	20.26%	30.17%	1.44%
Class I	20.26%	30.17%	1.44%
MSCI All Country World ex-USA IMI Net Index (c)	28.34%	44.94%	17.18%
MSCI All Country World ex-USA Net Index (d)	27.41%	42.98%	16.39%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2022 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which the Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.45% and 1.20% of average daily net assets attributable to Class A and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Per the fee table in the Fund’s March 1, 2021 prospectus, the Fund’s total annual operating expense ratio before expense waivers, if any, is 6.77% and 6.52% for Class A and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-844-GO-RAILX.

(a)	The inception date of Class A and Class I is December 3, 2019. Class A and Class I commenced operations on December 5, 2019.

(b)	Class A with load total return is calculated using the maximum sales charge of 5.75%

(c)	The MSCI All Country World ex-USA IMI Net Index captures large, mid and small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States) and 26 Emerging Markets (EM) countries. You cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expense of investing.

(d)	The MSCI All Country World ex-USA Net Index is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI Ex-U.S. includes both developed and emerging markets. You cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expense of investing.

Portfolio Composition as of April 30, 2021

Holdings by Industry/Asset Class	% of Net Assets
Exchange-Traded Equity Funds	25.2%
Technology Hardware	10.6%
Chemicals	6.5%
Steel	6.2%
Oil & Gas Producers	5.3%
Automotive	4.3%
Transportation & Logistics	3.2%
Retail - Discretionary	3.1%
Publishing & Broadcasting	2.6%
Other **	31.5%
Other Assets and Liabilities - Net	1.5%
100.0%

**	Other represents less than 2.6% weightings in the following industries: Advertising & Marketing, Apparel & Textile Products, Asset Management, Banking, Biotech & Pharma, Commercial Support Services, Containers & Packaging, Diversified Industrials, Engineering & Construction, Entertainment Content, Food, Health Care Facilities & Services, Home & Office Products, Home Construction, Industrial Intermediate Products, Leisure Facilities & Services, Machinery, Metals & Mining, Short-Term Investment, Specialty Finance, Telecommunications, and Transportation Equipment.

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 92.1%
	ADVERTISING & MARKETING - 0.9%
10,796	Innocean Worldwide, Inc., Class A	$581,294

	APPAREL & TEXTILE PRODUCTS - 1.9%
916,000	Pacific Textiles Holdings Ltd.	584,976
2,290	Swatch Group A.G. (The)	701,900
		1,286,876
	ASSET MANAGEMENT - 2.0%
158,700	Jupiter Fund Management PLC	566,473
11,400	Onex Corporation	763,215
		1,329,688
	AUTOMOTIVE - 7.0%
14,235	BorgWarner, Inc.	691,536
4,835	Continental A.G.(a)	653,400
13,142	Faurecia S.E.(a)	710,025
15,650	Linamar Corporation	917,114
19,500	Stanley Electric Company Ltd.	558,215
43,602	Stellantis N.V.	722,485
37,400	TS Tech Company Ltd.	521,457
		4,774,232
	BANKING - 1.0%
699,800	Grupo Financiero Inbursa S.A.B. de C.V.(a)	652,921

	BIOTECH & PHARMA - 0.9%
8,656	Taro Pharmaceutical Industries Ltd.(a)	640,717

	CHEMICALS - 6.3%
11,780	Covestro A.G.	770,406
760,000	Dongyue Group Ltd.	661,899
15,100	LOTTE Fine Chemical Company Ltd.	918,178
14,100	Nitto Denko Corporation	1,166,834
49,000	Zeon Corporation	781,293
		4,298,610
	COMMERCIAL SUPPORT SERVICES - 4.8%
32,020	Kelly Services, Inc., Class A(a)	802,101

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 4.8% (Continued)
6,800	ManpowerGroup, Inc.	$822,052
10,930	Randstad N.V.	788,624
30,460	TrueBlue, Inc.(a)	862,019
		3,274,796
	CONSTRUCTION MATERIALS - 1.0%
19,400	Apogee Enterprises, Inc.	681,522

	CONTAINERS & PACKAGING - 1.3%
47,965	Transcontinental, Inc., Class A	908,453

	ELECTRICAL EQUIPMENT - 1.1%
15,600	Tokyo Seimitsu Company Ltd.	737,393

	ENGINEERING & CONSTRUCTION - 2.1%
5,243,000	DMCI Holdings, Inc.	577,388
268,714	Maire Tecnimont SpA(b)	859,657
		1,437,045
	ENTERTAINMENT CONTENT - 0.8%
317,000	IGG, Inc.	534,337

	FOOD - 0.9%
45,100	Tiger Brands Ltd.	605,950

	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
209,085	Navigator Company S.A. (The)	704,554

	HEALTH CARE FACILITIES & SERVICES - 1.4%
30,000	H.U. Group Holdings, Inc.(b)	981,385

	HOME & OFFICE PRODUCTS - 3.0%
6,024	Cuckoo Holdings Company Ltd.	760,369
43,200	Kokuyo Company Ltd.	668,652
44,068	Steelcase, Inc., Class A	608,138
		2,037,159

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	HOME CONSTRUCTION - 3.5%
72,700	Barratt Developments PLC	$775,146
147,840	Crest Nicholson Holdings PLC(a)	834,665
82,840	Redrow PLC	790,737
		2,400,548
	HOUSEHOLD PRODUCTS - 1.1%
14,340	Nu Skin Enterprises, Inc., Class A	758,012

	LEISURE FACILITIES & SERVICES - 1.8%
961,600	Genting Singapore Ltd.	623,645
40,280	Grand Korea Leisure Company Ltd.(a)	590,901
		1,214,546
	MACHINERY - 4.0%
58,800	Amada Company Ltd.	637,769
21,235	Doosan Bobcat, Inc.(a)	868,343
11,200	OKUMA Corporation	604,714
29,700	Shima Seiki Manufacturing Ltd.	597,750
		2,708,576
	METALS & MINING - 2.6%
123,325	Alliance Resource Partners, L.P.(a)(b)	675,821
660,760	Coronado Global Resources, Inc.(a)	300,656
156,515	Sandfire Resources Ltd.	801,001
		1,777,478
	OIL & GAS PRODUCERS - 4.1%
39,730	Argo Group International Holdings Ltd.(a)	748,281
702,500	DNO ASA(a)	820,000
60,800	Itochu Enex Company Ltd.	579,998
414,750	Viva Energy Group Ltd.	622,802
		2,771,081
	PUBLISHING & BROADCASTING - 2.5%
161,350	Atresmedia Corp de Medios de Comunicacion S.A.(a)	776,529
2,406,800	Media Nusantara Citra Tbk P.T.(a)	163,099
118,700	Mediaset Espana Comunicacion S.A.(a)	755,552
		1,695,180

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	REAL ESTATE SERVICES - 0.9%
16,190	RMR Group, Inc. (The), Class A	$640,800

	RETAIL - DISCRETIONARY - 10.9%
26,615	Buckle, Inc. (The)(b)	1,116,233
860,000	China Lilang Ltd.	572,453
12,155	Dillard’s, Inc., Class A(b)	1,202,251
55,300	EDION Corporation	588,171
14,920	Foot Locker, Inc.	879,982
769,600	Matahari Department Store Tbk P.T.(a)	95,760
57,980	Qurate Retail, Inc. - Series A	689,962
6,500	Shimamura Company Ltd.	643,043
44,240	Takkt A.G.(a)	748,516
24,327	Urban Outfitters, Inc.(a)(b)	873,339
		7,409,710
	SEMICONDUCTORS - 1.0%
15,100	Ulvac, Inc.	690,095

	SPECIALTY FINANCE - 3.5%
26,660	Enova International, Inc.(a)	912,838
108,720	Resurs Holding A.B.	561,934
19,882	Synchrony Financial	869,639
		2,344,411
	STEEL - 7.0%
18,960	APERAM S.A.	981,322
57,660	BlueScope Steel Ltd.	953,216
259,400	Norolipetsk Steel PJSC	915,509
11,675	Nucor Corporation	960,386
42,200	Russel Metals, Inc.(b)	967,495
		4,777,928
	TECHNOLOGY HARDWARE - 7.7%
30,100	Brother Industries Ltd.	638,214
29,500	Canon, Inc.	701,515
14,400	Mabuchi Motor Company Ltd.	576,758
19,600	Melco Holdings, Inc.	745,253

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 92.1% (Continued)
	TECHNOLOGY HARDWARE - 7.7% (Continued)
466,000	Pegatron Corporation	$1,220,288
26,000	Sato Holdings Corporation	638,639
78,600	VTech Holdings Ltd.	719,321
		5,239,988
	TRANSPORTATION & LOGISTICS - 3.1%
48,526	Deutsche Lufthansa A.G.(a)(b)	626,878
31,430	Hawaiian Holdings, Inc.	789,207
41,377	Westshore Terminals Investment Corporation(b)	675,282
		2,091,367
	WHOLESALE - DISCRETIONARY - 1.0%
21,607	ScanSource, Inc.(a)	653,180

	TOTAL COMMON STOCKS (Cost $50,775,470)	62,639,832

	PREFERRED STOCKS – 0.3%
	RETAIL - DISCRETIONARY - 0.3%
1,739	Qurate Retail, Inc.	181,900

	TOTAL PREFERRED STOCKS (Cost $146,329)	181,900

	SHORT-TERM INVESTMENTS – 10.3%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 5.2%
3,512,653	Dreyfus Cash Management, Institutional Class, 0.04%(c),(d)	3,512,653

	MONEY MARKET FUNDS - 5.1%
3,493,984	Dreyfus Cash Management, Institutional Class, 0.04%(c)	3,497,688
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,010,455)	7,010,341

The accompanying notes are an integral part of these financial statements.

CONDUCTOR GLOBAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Fair Value

TOTAL INVESTMENTS - 102.7% (Cost $57,932,254)	$69,832,073
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%	(1,810,229)
NET ASSETS - 100.0%	$68,021,844

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Societe Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of April 30, 2021 was $5,968,907.

(c)	Rate disclosed is the seven-day effective yield as of April 30, 2021.

(d)	Security was purchased with cash received as collateral for securities on loan at April 30, 2021. Total collateral had a value of $3,512,653 at April 30, 2021. Additional collateral received from the borrower not disclosed in the Schedule of Investments had a value of $2,762,216 as of April 30, 2021.

See accompanying notes which are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
CONDUCTOR GLOBAL EQUITY VALUE FUND
APRIL 30, 2021

Diversification of Assets
Country	% of Market Value
United States	32.9%
Japan	18.7%
Canada	7.1%
Korea (Republic Of)	5.3%
United Kingdom	4.3%
Germany	4.0%
Australia	3.4%
Cayman Islands	3.4%
Spain	2.2%
Netherlands	2.2%
Other*	16.5%
Grand Total	100.0%

*	Other represents less than 2.2% weightings in each of the following countries: Bermuda, France, Indonesia, Israel, Italy, Luxembourg, Mexico, Norway, Philippines, Portugal, Russia, Singapore, South Africa, Sweden, Switzerland, and Taiwan.

The accompanying notes are an integral part of these financial statements.

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS – 72.5%
	ADVERTISING & MARKETING - 0.9%
512	Innocean Worldwide, Inc., Class A	$27,568

	APPAREL & TEXTILE PRODUCTS - 1.1%
110	Swatch Group A.G. (The)	33,716

	ASSET MANAGEMENT - 2.0%
7,401	Jupiter Fund Management PLC	26,418
520	Onex Corporation	34,813
		61,231
	AUTOMOTIVE - 4.3%
235	Continental A.G.(a)	31,758
652	Faurecia S.E.(a)	35,226
2,055	Stellantis N.V.	34,051
1,700	Toyota Boshoku Corporation	31,716
		132,751
	BANKING - 1.0%
33,300	Grupo Financiero Inbursa S.A.B. de C.V.(a)	31,069

	BIOTECH & PHARMA - 1.1%
3,036	Aspen Pharmacare Holdings Ltd.(a)	33,786

	CHEMICALS - 6.5%
562	Covestro A.G.(a)	36,755
846	Johnson Matthey PLC	37,963
700	LOTTE Fine Chemical Company Ltd.	42,564
600	Nitto Denko Corporation	49,652
16,800	Petronas Chemicals Group Bhd	33,601
		200,535
	COMMERCIAL SUPPORT SERVICES - 2.2%
14,330	Hays PLC(a)	32,345
4,520	Pagegroup PLC(a)	34,973
		67,318

The accompanying notes are an integral part of these financial statements.

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS – 72.5% (Continued)
	CONTAINERS & PACKAGING - 1.4%
2,235	Transcontinental, Inc., Class A	$42,331

	DIVERSIFIED INDUSTRIALS - 1.1%
700	Hitachi Ltd.	34,648

	ENGINEERING & CONSTRUCTION - 2.1%
237,000	DMCI Holdings, Inc.	26,100
12,416	Maire Tecnimont SpA	39,720
		65,820
	ENTERTAINMENT CONTENT - 0.9%
5,200	Gree, Inc.	27,204

	FOOD - 1.9%
2,836	Tate & Lyle PLC	31,374
2,055	Tiger Brands Ltd.	27,610
		58,984
	HEALTH CARE FACILITIES & SERVICES - 1.3%
1,200	H.U. Group Holdings, Inc.	39,256

	HOME & OFFICE PRODUCTS - 2.1%
277	Cuckoo Holdings Company Ltd.	34,964
1,900	Kokuyo Company Ltd.	29,408
		64,372
	HOME CONSTRUCTION - 1.2%
6,590	Crest Nicholson Holdings PLC(a)	37,205

	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
3,200	NSK Ltd.	29,509

	LEISURE FACILITIES & SERVICES - 1.8%
44,800	Genting Singapore Ltd.	29,055
1,854	Grand Korea Leisure Company Ltd.(a)	27,198
		56,253

The accompanying notes are an integral part of these financial statements.

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS – 72.5% (Continued)
	MACHINERY - 1.9%
2,700	Amada Company Ltd.	$29,285
1,400	Shima Seiki Manufacturing Ltd.	28,177
		57,462
	METALS & MINING - 1.7%
30,528	Coronado Global Resources, Inc.(a)	13,891
7,165	Sandfire Resources Ltd.	36,668
		50,559
	OIL & GAS PRODUCERS - 5.3%
1,836	Argo Group International Holdings Ltd. (a)	34,580
32,800	DNO ASA(a)	38,286
1,978	Motor Oil Hellas Corinth Refineries S.A.	30,473
1,738	Polski Koncern Naftowy ORLEN S.A.	30,534
18,026	Viva Energy Group Ltd.	27,068
		160,941
	PUBLISHING & BROADCASTING - 2.6%
7,415	Atresmedia Corp de Medios de Comunicacion S.A.(a)	35,686
127,000	Media Nusantara Citra Tbk P.T.(a)	8,606
5,460	Mediaset Espana Comunicacion S.A.(a)	34,754
		79,046
	RETAIL - DISCRETIONARY - 3.1%
41,000	China Lilang Ltd.	27,291
25,700	Matahari Department Store Tbk P.T.(a)	3,198
300	Shimamura Company Ltd.	29,679
2,040	Takkt A.G.(a)	34,516
		94,684
	SPECIALTY FINANCE - 0.9%
5,130	Resurs Holding A.B.	26,515

	STEEL - 6.2%
2,830	BlueScope Steel Ltd.	46,784
88,000	China Oriental Group Company Ltd.	29,731
1,800	Russel Metals, Inc.	41,268
3,771	Tenaris S.A.	40,436

The accompanying notes are an integral part of these financial statements.

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	COMMON STOCKS — 72.5% (Continued)
	STEEL - 6.2% (Continued)
4,440	Vesuvius PLC	$32,970
		191,189
	TECHNOLOGY HARDWARE - 10.6%
1,400	Canon, Inc.	33,292
14,000	FLEXium Interconnect, Inc.	59,397
1,700	Inaba Denki Sangyo Company Ltd.	39,756
700	Mabuchi Motor Company Ltd.	28,037
900	Melco Holdings, Inc.	34,221
20,000	Pegatron Corporation	52,373
1,200	Sato Holdings Corporation	29,476
1,000	Taiyo Holdings Company Ltd.	48,417
		324,969
	TELECOMMUNICATIONS - 2.2%
1,054	1&1 Drillisch A.G.	31,685
15,007	BT Group PLC(a)	34,231
		65,916
	TRANSPORTATION & LOGISTICS - 3.2%
2,222	Deutsche Lufthansa A.G.(a)	28,705
227	Hyundai Glovis Company Ltd.	39,042
1,910	Westshore Terminals Investment Corporation	31,172
		98,919
	TRANSPORTATION EQUIPMENT - 0.9%
6,900	Zhuzhou CRRC Times Electric Company Ltd., H Shares	27,395

	TOTAL COMMON STOCKS (Cost $1,930,610)	2,221,151

	EXCHANGE-TRADED FUNDS – 25.2%
	EQUITY - 25.2%
9,292	Vanguard FTSE Developed Markets ETF	470,268
5,667	Vanguard FTSE Emerging Markets ETF	300,238
	TOTAL EXCHANGE-TRADED FUNDS (Cost $639,616)	770,506

The accompanying notes are an integral part of these financial statements.

CONDUCTOR INTERNATIONAL EQUITY VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENT – 0.8%
	MONEY MARKET FUND - 0.8%
25,152	Dreyfus Cash Management, Institutional Class, 0.04% (Cost $25,176)(b)	$25,176

	TOTAL INVESTMENTS - 98.5% (Cost $2,595,402)	$3,016,833
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	45,056
	NET ASSETS - 100.0%	$3,061,889

ETF	- Exchange-Traded Fund

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Societe Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of April 30, 2021.

Diversification of Assets
Country	% of Market Value
United States	26.8%
Japan	18.0%
United Kingdom	8.9%
Canada	6.1%
Korea	5.7%
Germany	5.4%
Taiwan	3.7%
Australia	3.7%
Spain	2.3%
South Africa	2.0%
Other*	17.4%
Grand Total	100.0%

*	Other represents less than 2.0% weightings in each of the following countries: Bermuda, Cayman Islands, China, France, Greece, Indonesia, Italy, Luxembourg, Malaysia, Mexico, Netherlands, Norway, Philippines, Poland, Singapore, Sweden, and Switzerland.

The accompanying notes are an integral part of these financial statements.

Conductor Funds
Statements of Assets and Liabilities (Unaudited)
April 30, 2021

	Conductor Global Equity	Conductor International
	Value Fund	Equity Value Fund
ASSETS
Securities, at cost	$57,932,254	$2,595,402
Securities, at fair value	$69,832,073	$3,016,833
Foreign currency (cost: $112,027 and $33)	111,865	33
Receivable for securities sold	1,393,807	48,308
Dividends and interest receivable	296,703	8,545
Receivable due from advisor	—	30,740
Prepaid expenses and other assets	40,561	2,722
TOTAL ASSETS	71,675,009	3,107,181

LIABILITIES
Collateral on securities loaned (see note 8)	3,512,653	—
Payable for investments purchased	—	30,982
Audit and tax fees payable	4,904	9,916
Investment advisory fees payable	118,602	—
Payable to related parties	7,408	2,952
Distribution (12b-1) fees payable	696	—
Accrued expenses and other liabilities	8,902	1,442
TOTAL LIABILITIES	3,653,165	45,292
NET ASSETS	$68,021,844	$3,061,889

NET ASSETS CONSIST OF:
Paid in capital	$60,872,494	$3,055,874
Accumulated earnings	7,149,350	6,015
NET ASSETS	$68,021,844	$3,061,889

The accompanying notes are an integral part of these financial statements.

Conductor Funds
Statements of Assets and Liabilities (Unaudited)(Continued)
April 30, 2021

	Conductor Global Equity	Conductor International
	Value Fund	Equity Value Fund
NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$1,108,832	$10
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	86,712	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$12.79	$9.98	(b)
Maximum offering price per share (maximum sales charge of 5.75%)	$13.57	$10.59	(b)

Class C Shares:
Net Assets	$565,295
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	44,838
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.61

Class I Shares:
Net Assets	$49,395,910	$3,061,879
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,849,987	306,714
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.83	$9.98

Class Y Shares:
Net Assets	$16,951,807
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,280,948
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$13.23

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	NAV/offering price may not recalculate due to rounding of shares.

The accompanying notes are an integral part of these financial statements.

Conductor Funds
Statements of Operations (Unaudited)
For the Six Months Ended April 30, 2021

	Conductor Global Equity	Conductor International
	Value Fund	Equity Value Fund
INVESTMENT INCOME
Dividend Income (Foreign Taxes Withheld: $115,461 and $5,346)	$814,655	$30,082
Interest Income	2,137	124
Securities Lending Income (net of fees)	44,604	—
TOTAL INVESTMENT INCOME	861,396	30,206

EXPENSES
Investment advisory fees	393,047	16,614
Distribution (12b-1) fees:
Class A	1,364	—
Class C	2,857	—
Administrative services fees	24,172	20,926
Registration fees	18,185	1,884
Third party administrative services fees	17,366	610
Custodian fees	6,716	4,440
Transfer agent fees	13,622	5,682
Audit fees	8,849	11,156
Accounting services fees	9,692	10,612
Legal fees	12,686	14,158
Printing and postage expenses	4,929	513
Compliance officer fees	7,832	2,815
Trustees fees and expenses	5,616	5,227
Insurance expense	4,152	1,716
Other expenses	2,492	737
TOTAL EXPENSES	533,577	97,090

Less: Fees waived/reimbursed by the Advisor	(33,680)	(79,735)
Plus: Recapture of fees previously waived by the Advisor (Class A, C, and I)	51,770	—

NET EXPENSES	551,667	17,355

NET INVESTMENT INCOME	309,729	12,851

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Investments	8,395,530	141,441
Foreign currency translations	(60,549)	(4,028)
Realized gain from investments and foreign currency transactions	8,334,981	137,413

Net change in unrealized appreciation/(depreciation) of:
Investments	6,456,089	365,314
Foreign currency translations	(7,025)	253
Unrealized appreciation on investments and foreign currency translations	6,449,064	365,567

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,784,045	502,980

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,093,774	$515,831

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statements of Changes in Net Assets

	For the Six Months Ended	For the Year Ended
	April 30, 2021	October 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$309,729	$962,453
Net realized gain/(loss) from investments and foreign currency translations	8,334,981	(6,955,791)
Net change in unrealized appreciation/(depreciation) of investments and foreign currency translations	6,449,064	(4,915,453)
Net increase/(decrease) in net assets resulting from operations	15,093,774	(10,908,791)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A	(2,648)	(16,310)
Class C	(63)	(2,817)
Class I	(247,480)	(640,074)
Class Y	(83,515)	(222,123)
From Return of Capital	—	(117,449)
Net decrease in net assets resulting from distributions to shareholders	(333,706)	(998,773)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	20,000	364,985
Class Y	2,715,799	2,250,854
Net asset value of shares issued in reinvestment of distributions:
Class A	2,379	17,446
Class C	63	4,242
Class I	222,108	639,841
Class Y	82,309	245,715
Redemption fee proceeds:
Class C	—	103
Class Y	—	64
Payments for shares redeemed:
Class A	(125,654)	(847,207)
Class C	(163,614)	(588,431)
Class I	(1,087,355)	(5,447,321)
Class Y	(2,837,135)	(13,699,477)
Net decrease in net assets from shares of beneficial interest	(1,171,100)	(17,059,186)

TOTAL INCREASE/(DECREASE) IN NET ASSETS	13,588,968	(28,966,750)

NET ASSETS
Beginning of Period	54,432,876	83,399,626
End of Period	$68,021,844	$54,432,876

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund
Statements of Changes in Net Assets (Continued)

	For the Six Months Ended	For the Year Ended
	April 30, 2021	October 31,
	(Unaudited)	2020
SHARE ACTIVITY
Class A:
Shares Sold	—	—
Shares Reinvested	183	1,735
Shares Redeemed	(10,192)	(78,890)
Net decrease in shares of beneficial interest outstanding	(10,009)	(77,155)

Class C:
Shares Sold	—	—
Shares Reinvested	5	435
Shares Redeemed	(14,640)	(55,921)
Net decrease in shares of beneficial interest outstanding	(14,635)	(55,486)

Class I:
Shares Sold	1,710	29,727
Shares Reinvested	17,993	63,106
Shares Redeemed	(91,508)	(490,802)
Net decrease in shares of beneficial interest outstanding	(71,805)	(397,969)

Class Y:
Shares Sold	223,713	213,723
Shares Reinvested	6,484	23,317
Shares Redeemed	(229,961)	(1,213,859)
Net increase/(decrease) in shares of beneficial interest outstanding	236	(976,819)

The accompanying notes are an integral part of these financial statements.

Conductor International Equity Value Fund
Statements of Changes in Net Assets

	For the Six Months Ended	For the Period* Ended
	April 30, 2021	October 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$12,851	$51,871
Net realized gain/(loss) from investments and foreign currency translations	137,413	(561,954)
Net change in unrealized appreciation of investments and foreign currency translations	365,567	56,146
Net increase/(decrease) in net assets resulting from operations	515,831	(453,937)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Class A (a)	—	—
Class I	(11,551)	(44,328)
From Return of Capital	—	(7,847)
Net decrease in net assets resulting from distributions to shareholders	(11,551)	(52,175)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	10
Class I	—	2,999,985
Net asset value of shares issued in reinvestment of distributions:
Class A (a)	—	—
Class I	11,551	52,175
Net increase in net assets from shares of beneficial interest	11,551	3,052,170

TOTAL INCREASE IN NET ASSETS	515,831	2,546,058

NET ASSETS
Beginning of Period	2,546,058	—
End of Period	$3,061,889	$2,546,058

SHARE ACTIVITY
Class A:
Shares Sold	—	1
Shares Reinvested (b)	—	—
Net increase in shares of beneficial interest outstanding	—	1

Class I:
Shares Sold	—	299,998
Shares Reinvested	1,140	5,576
Net increase in shares of beneficial interest outstanding	1,140	305,574

*	The Conductor International Equity Value Fund commenced investment operations on December 5, 2019.

(a)	Represents less than $1.

(b)	Represents less than 1 share.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A Shares*
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	April 30, 2021		October 31,		October 31,	October 31,		October 31,		October 31,
	(Unaudited)		2020		2019	2018		2017		2016
Net asset value, beginning of period	$10.04		$12.01		$13.00	$13.75		$10.84		$10.20
Activity from investment operations:
Net investment income/(loss) (1)	0.03		0.12		0.19	0.05		0.01		(0.03)
Net realized and unrealized gain/(loss) on investments	2.75		(1.94)		0.10	(0.63)		2.90		0.67
Total from investment operations	2.78		(1.82)		0.29	(0.58)		2.91		0.64
Less distributions from:
Net investment income	(0.03)		(0.13)		(0.18)	(0.15)		—		—
Net return of capital	—		(0.02)		—	—		—		—
Net realized gains	—		—		(1.10)	(0.02)		—		—
Total distributions	(0.03)		(0.15)		(1.28)	(0.17)		—		—
Paid-in-Capital From Redemption Fees	—		—		—	0.00	(6)	—		—
Net asset value, end of period	$12.79		$10.04		$12.01	$13.00		$13.75		$10.84
Total return (2)	27.69	% (11)	(15.05)%		2.94%	(4.33)%		26.85%		6.27%
Net assets, end of period (000’s)	$1,109		$971		$2,088	$3,065		$3,624		$1,887
Ratio of gross expenses to average net assets (3)(4)	1.93	% (9)	2.30	% (8)	1.94%	1.81%		1.95%		2.37%
Ratio of net expenses to average net assets (4)	2.15	% (7,9)	2.17	% (8)	1.94%	2.11	% (7)	2.15	% (7)	2.14%
Ratio of net investment income/(loss)to average net assets (4)(5)	0.56	% (9)	1.08%		1.59%	0.36%		0.06%		(0.33)%
Portfolio Turnover Rate	39	% (10)	91%		108%	141%		90%		123%

*	The Conductor Global Equity Value Fund Class A commenced investment operations on April 15, 2014.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods less than one year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.005.

(7)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(8)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 2.28% and the ratio of net expenses to average net assets would be 2.15%.

(9)	Annualized.

(10)	Not annualized.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C Shares*
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	April 30, 2021		October 31,		October 31,	October 31,		October 31,		October 31,
	(Unaudited)		2020		2019	2018		2017		2016
Net asset value, beginning of period	$9.92		$11.84		$12.82	$13.55		$10.76		$10.20
Activity from investment operations:
Net investment income/(loss) (1)	(0.01)		0.04		0.10	(0.06)		(0.09)		(0.11)
Net realized and unrealized gain/(loss) on investments	2.70		(1.90)		0.10	(0.61)		2.88		0.67
Total from investment operations	2.69		(1.86)		0.20	(0.67)		2.79		0.56
Less distributions from:
Net investment income	(0.00	) (7)	(0.04)		(0.08)	(0.04)		—		—
Net return of capital	—		(0.02)		—	—		—		—
Net realized gains	—		—		(1.10)	(0.02)		—		—
Total distributions	(0.00	) (7)	(0.06)		(1.18)	(0.06)		—		—
Paid-in-Capital From Redemption Fees	—		0.00	(7)	—	—		—		—
Net asset value, end of period	$12.61		$9.92		$11.84	$12.82		$13.55		$10.76
Total return (2)	27.13	% (11)	(15.70)%		2.10%	(4.99)%		25.93%		5.49%
Net assets, end of period (000’s)	$565		$590		$1,361	$1,626		$1,333		$258
Ratio of gross expenses to average net assets (3)(4)	2.68	% (9)	3.05	% (8)	2.69%	2.55%		2.69%		3.11%
Ratio of net expenses to average net assets (4)	2.90	% (7,9)	2.92	% (8)	2.69%	2.86	% (6)	2.90	% (6)	2.88%
Ratio of net investment income/(loss) to average net assets (4)(5)	(0.14	)% (9)	0.40%		0.83%	(0.42)%		(0.70)%		(1.05)%
Portfolio Turnover Rate	39	% (10)	91%		108%	141%		90%		123%

*	The Conductor Global Equity Value Fund Class C commenced investment operations on September 17, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of sales charges and, if applicable, wire redemption fees. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Amount represents less than $0.005.

(8)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 3.03% and the ratio of net expenses to average net assets would be 2.90%.

(9)	Not annualized.

(10)	Annualized.

(11)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I Shares*
	Six Months Ended		Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	April 30, 2021		October 31,		October 31,	October 31,		October 31,		October 31,
	(Unaudited)		2020		2019	2018		2017		2016
Net asset value, beginning of period	$10.09		$12.07		$13.09	$13.86		$10.90		$10.23
Activity from investment operations:
Net investment income/(loss) (1)	0.05		0.14		0.22	0.09		0.03		(0.01)
Net realized and unrealized gain/(loss) on investments	2.75		(1.94)		0.10	(0.64)		2.93		0.68
Total from investment operations	2.80		(1.80)		0.32	(0.55)		2.96		0.67
Less distributions from:
Net investment income	(0.06)		(0.16)		(0.24)	(0.20)		—		—
Net return of capital	—		(0.02)		—	—		—		—
Net realized gains	—		—		(1.10)	(0.02)		—		—
Total distributions	(0.06)		(0.18)		(1.34)	(0.22)		—		—
Net asset value, end of period	$12.83		$10.09		$12.07	$13.09		$13.86		$10.90
Total return (2)	27.82	% (10)	(14.82)%		3.14%	(4.09)%		27.16%		6.55%
Net assets, end of period (000’s)	$49,396		$39,584		$52,142	$52,383		$55,185		$45,923
Ratio of gross expenses to average net assets (3)(4)	1.68	% (8)	2.07	% (7)	1.70%	1.55%		1.71%		2.11%
Ratio of net expenses to average net assets (4)	1.90	% (8)	1.92	% (7)	1.70%	1.86	% (6)	1.90	% (6)	1.87%
Ratio of net investment income/(loss) to average net assets (4)(5)	0.84	% (8)	1.33%		1.83%	0.62%		0.28%		(0.06)%
Portfolio Turnover Rate	39	% (9)	91%		108%	141%		90%		123%

*	The Conductor Global Equity Value Fund Class I commenced investment operations on December 27, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(7)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 2.05% and the ratio of net expenses to average net assets would be 1.90%.

(8)	Annualized.

(9)	Not annualized.

(10)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Conductor Global Equity Value Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class Y Shares
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2021		October 31,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2020		2019	2018	2017	2016 (1)
Net asset value, beginning of period	$10.38		$12.32		$13.28	$13.97	$10.91	$10.28
Activity from investment operations:
Net investment income (2)	0.09		0.23		0.27	0.19	0.12	0.01
Net realized and unrealized gain/(loss) on investments	2.82		(1.99)		0.11	(0.66)	2.94	0.62
Total from investment operations	2.91		(1.76)		0.38	(0.47)	3.06	0.63
Less distributions from:
Net investment income	(0.06)		(0.16)		(0.24)	(0.20)	—	—
Net return of capital	—		(0.02)		—	—	—	—
Net realized gains	—		—		(1.10)	(0.02)	—	—
Total distributions	(0.06)		(0.18)		(1.34)	(0.22)	—	—
Paid-in-Capital From Redemption Fees	—		0.00	(9)	—	0.00 (9)	—	—
Net asset value, end of period	$13.23		$10.38		$12.32	$13.28	$13.97	$10.91
Total return (3)	28.10%		(14.27)%		3.59%	(3.48)%	28.05%	6.13%
Net assets, end of period (000’s)	$16,952		$13,288		$27,808	$44,498	$19,242	$845
Ratio of gross expenses to average net assets (5)(7)	1.68	% (6)	2.04	% (10)	1.65%	1.55%	1.68%	2.04	% (6)
Ratio of net expenses to average net assets (7)	1.25	% (6)	1.27	% (10)	1.25%	1.25%	1.25%	1.39	% (6)
Ratio of net investment income to average net assets (7)(8)	1.49	% (6)	2.08%		2.23%	1.27%	0.93%	0.24	% (6)
Portfolio Turnover Rate	39	% (4)	91%		108%	141%	90%	123	% (4)

(1)	The Conductor Global Equity Value Fund Class Y commenced investment operations on April 19, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees, the returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	Annualized.

(7)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005.

(10)	Includes tax expense. If these expenses were excluded, the ratio of gross expenses to average net assets would be 2.02% and the ratio of net expenses to average net assets would be 1.25%.

The accompanying notes are an integral part of these financial statements.

Conductor International Equity Value Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A Shares
	Six Months Ended	Period* Ended
	April 30, 2021	October 31,
	(Unaudited)	2020
Net asset value, beginning of period	$8.33	$10.00
Activity from investment operations:
Net investment income (1)	0.04	0.17
Net realized and unrealized gain/(loss) on investments	1.65	(1.67)
Total from investment operations	1.69	(1.50)
Less distributions from:
Net investment income	(0.04)	(0.14)
Net return of capital	—	(0.03)
Total distributions	(0.04)	(0.17)
Net asset value, end of period	$9.98	$8.33
Total return (2)	20.26%	(15.15)%
Net assets, end of period (8)	$10	$8
Ratio of gross expenses to average net assets (3)(4)(6)	6.96%	6.71%
Ratio of net expenses to average net assets (4)(6)	1.45%	1.45%
Ratio of net investment income to average net assets (4)(5)(6)	0.64%	1.92%
Portfolio Turnover Rate (7)	22%	84%

*	The Conductor International Equity Value Fund Class A commenced investment operations on December 5, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods less than one year are not annualized. Total returns shown exclude the effect of the maximum applicable sales charges of 5.75% and, if applicable, wire redemption fees. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and reimbursements by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	Represents actual net assets.

The accompanying notes are an integral part of these financial statements.

Conductor International Equity Value Fund

Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I Shares
	Six Months Ended	Period* Ended
	April 30, 2021	October 31,
	(Unaudited)	2020
Net asset value, beginning of period	$8.33	$10.00
Activity from investment operations:
Net investment income (1)	0.04	0.17
Net realized and unrealized gain/(loss) on investments	1.65	(1.67)
Total from investment operations	1.69	(1.50)
Less distributions from:
Net investment income	(0.04)	(0.14)
Net return of capital	—	(0.03)
Total distributions	(0.04)	(0.17)
Net asset value, end of period	$9.98	$8.33
Total return (2)	20.26%	(15.15)%
Net assets, end of period (000’s)	$3,062	$2,546
Ratio of gross expenses to average net assets (3)(4)(6)	6.71%	6.46%
Ratio of net expenses to average net assets (4)(6)	1.20%	1.20%
Ratio of net investment income to average net assets (4)(5)(6)	0.89%	2.17%
Portfolio Turnover Rate (7)	22%	84%

*	The Conductor International Equity Value Fund Class I commenced investment operations on December 5, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns for periods of less than one year are not annualized. Had the Advisor not waived its fees, the returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and reimbursements by the Advisor.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income/(loss) by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2021

1.	ORGANIZATION

The Conductor Global Equity Value Fund (the “Global Fund”) and the Conductor International Equity Value Fund (the “International Fund”), each a “Fund” or collectively the “Funds,” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Global Fund offers Class A, Class C, Class I, and Class Y shares. The International Fund offers Class A and Class I shares. The Funds inception dates and investment objectives are as follows:

Fund	Inception Date	Investment Objective
Global Fund	Class A – April 15, 2014	To provide long-term risk-adjusted total return.
Class C – September 17, 2015
Class I – December 26, 2013
Class Y – April 19, 2016
International Fund	December 3, 2019	To provide long-term risk-adjusted total return.

Class A shares of each Fund are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of each Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of such class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at mean between the last bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in a Fund’s NAV. However, a Fund may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. The Funds utilize fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2021 for each Fund’s investments measured at fair value:

Global Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$22,484,979	$40,154,853	$—	$62,639,832
Preferred Stock	181,900	—	—	181,900
Short-Term Investments	7,010,341	—	—	7,010,341
Total Investments	$29,677,220	$40,154,853	$—	$69,832,073

International Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$249,283	$1,971,868	$—	$2,221,151
Exchange Traded Funds	770,506	—	—	770,506
Short-Term Investment	25,176	—	—	25,176
Total Investments	$1,044,965	$1,971,868	$—	$3,016,833

*	Please refer to each Fund’s Portfolio of Investments for industry classifications.

The Funds did not hold any Level 3 securities during the period.

Certain foreign securities are valued utilizing valuation factors provided by an independent pricing service to reflect any significant market movements between the time foreign markets close and the time the Funds value such foreign securities. The utilization of valuation factors may result in the securities being categorized as Level 2.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Global Fund’s returns filed for open tax years ended October 31, 2017 to October 31, 2019, or expected to be taken in each Fund’s October 31, 2020 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed since inception.

Distributions to Shareholders – Distributions from investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that has not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

3.	PRINCIPAL INVESTMENT RISKS

Each Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for a more full listing of risks associated with each Fund’s investments which include but are not limited to active trading risk, cash positions risk, commodities risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging market risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, hedging transactions risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, large-cap securities risk, management risk, market risk, market events risk, model risk, new fund risk, portfolio turnover risk, securities lending risk, short selling risk, small-cap and mid-cap securities risk, value investing risk, valuation risk, and volatility risk.

Cash Positions Risk – The Funds may hold a significant position in cash, cash equivalent securities or U.S. Treasury investments. When a Fund’s investment in cash, cash equivalent securities or U.S. Treasury investment increases, the Fund may not participate in market advances or declines to the same extent that it would if the Fund were more fully invested.

Emerging Market Risk – Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging financial markets have far lower trading volumes and less liquidity than developed markets which may result in increased price volatility of emerging market investments.

Equity Risk – Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Foreign (Non-U.S.) Investments Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Geographic and Sector Risk – The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same geographic region or economic sector, an adverse economic, business or political development, or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that region or sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular country or sector.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. A Fund also will incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment, and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The risks associated with lending portfolio securities, as with other extensions of secured credit, include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the securities loaned, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. In certain market conditions, the portion of a Fund’s securities on loan may be significant and may magnify the risk of such a loss or delay.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2021, amounted to:

	Global Fund	International Fund
Purchases	$31,452,393	$1,230,674
Sales	21,090,837	543,661

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – IronHorse Capital, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Effective October 1, 2016, under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.25% of the average daily net assets of the Global Fund. Prior to October 1, 2016, the Advisor received monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Global Fund. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 1.15% of the average daily net assets of the International Fund.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

For the six months ended April 30, 2021, the Global Fund and International Fund incurred advisory fees in the amounts of $393,047 and $16,614, respectively.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) so that the total annual operating expenses do not exceed 2.15%, 2.90%, 1.90%, and 1.25% of the average daily net assets of Class A, Class C, Class I, and Class Y, respectively, for the Global Fund, and 1.45% and 1.20% of the average daily net assets of Class A and Class I, respectively, for the International Fund. This agreement is in effect at least until March 1, 2022. Prior to October 1, 2016, the expense limitation for Class Y was 1.50% of the average daily net assets of Class Y of the Global Fund. For the six months ended April 30, 2021, the Advisor waived $33,680 of its fees for the Class Y of the Global Fund, and $79,735 of its fees for the International Fund.

Prior to February 29, 2016, the Advisor agreed to waive all or a portion of its management fees for the Global Fund so that the total annual operating expenses, or extraordinary expenses, did not exceed 2.18%, 2.93% and 1.93% of average daily net assets for Class A, Class C, and Class I, respectively.

These expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the reimbursement was made.

The following amounts are subject to recapture by the Funds by the following dates:

	Global Fund – Class A,
	Class C and Class I	Global Fund – Class Y	International Fund
10/31/2021	N/A	$115,793	N/A
10/31/2022	N/A	$130,925	N/A
10/31/2023	$68,326	$133,965	$125,955

During the six months ended April, 30, 2021, the Advisor recouped $51,770 of previously waived fees for Class A, Class C and Class I of the Global Fund.

As of October 31, 2020, $46,265 of waived fees for Class Y of the Global Fund expired unrecouped.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended April 30, 2021, $1,364 and $2,857 of 12b-1 fees were incurred for Class A shares and Class C shares, respectively, of the Global Fund, and $0 of 12b-1 fees were incurred for Class A shares of the International Fund.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Class A, Class C, and Class I shares. For the six months ended April 30, 2021, the Distributor did not receive underwriting commissions for the sales of Class A shares or Class C Shares of the Funds.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds each pay GFS customary fees for

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from each Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2021, were as follows:

	Global Fund	International Fund
Cost for Federal Tax purposes	$58,043,945	$2,602,032
Unrealized Appreciation	$12,718,658	$455,357
Unrealized Depreciation	(930,529)	(40,556)
Tax Net Unrealized Appreciation	$11,788,129	$414,801

7.	TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended October 31, 2020 and October 31, 2019 was as follows:

For the period ended October 31, 2020:
				Tax-
	Ordinary	Long-Term	Return	Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Global Fund	$947,085	$—	$117,449	$—	$1,064,534
International Fund	44,328	—	7,847	—	52,175

For the period ended October 31, 2019:
				Tax-
	Ordinary	Long-Term	Return	Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Global Fund	$1,676,503	$7,900,992	$—	$—	$9,577,495
International Fund	—	—	—	—	—

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $65,761 for the year ended October 31, 2020 for the Conductor Global Equity Value Fund which have been passed through to the Fund’s underlying shareholders and are deemed dividends for tax purposes.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

As of October 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed
	Ordinary	Undistributed	Undistributed	Post October Loss
	Tax-Exempt	Ordinary	Long-Term	and
Portfolio	Income	Income	Capital Gains	Late Year Loss
Global Fund	$—	$—	$—	$—
International Fund	—	—	—	—

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
Global Fund	$(12,946,849)	$—	$5,336,131	$—
International Fund	(547,781)	—	49,516	—

The difference between book basis and tax basis undistributed net investment income, and unrealized appreciation from investments is primarily attributable to the adjustments for passive foreign investment companies. The table above includes unrealized foreign currency gains of $4,091 and $29 for the Conductor Global Equity Value Fund and the Conductor International Value Fund, respectively.

At October 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Portfolio	Short-Term^	Long-Term^	Total	CLCF Utilized
Global Fund	$12,946,849	$—	$12,946,849	$—
International Fund	547,781	—	547,781	—

^	Non-Expiring.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Funds for the fiscal year ended October 31, 2020 as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings/(Deficit)
Global Fund	$(13,232)	$13,232
International Fund	—	—

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

8.	SECURITIES LENDING

The Global Fund has entered into a securities lending arrangement with BNY Mellon Corp. (“BNY Mellon”). Under an agreement with BNY Mellon, the Global Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Global Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Global Fund. The Global Fund continues to receive interest or dividends on the securities loaned. The Global Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Global Fund could experience delays or losses on recovery. Additionally, the Global Fund is subject to the risk of loss from investments made with the cash received as collateral. The Global Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At April 30, 2021, the Global Fund had loaned securities and received cash collateral for the loan. This cash was invested in the Dreyfus Government Cash Management Fund as shown in the Schedule of Investments. The Global Fund receives compensation relating to the lending of the Global Fund’s securities.

The market values of loaned securities and collateral and percentage of total investment income the Global Fund received from the investment of cash collateral retained by the lending agent, BNY Mellon, were as follows:

Market Value of	Market Value of	Percentage of Total
Loaned Securities	Collateral	Investment Income
$5,968,907	$3,512,653	5.18%

Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
Gross Amounts
	Recognized in	Financial
	Statements of Assets	Instruments	Cash Collateral		Net Amount of
	and Liabilities	Pledged	Pledged		Assets
Description of Liability Securities lending collateral	$3,512,653	$—	$3,512,653	(1)	$—

(1)	The amount is limited to the liability balance and accordingly does not include excess collateral pledged.

Conductor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
April 30, 2021

The following table sets forth the remaining contractual maturity of the collateral held as of April 30, 2021:

	Remaining Contractual Maturity of the Collateral Held as of April 30, 2021
	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Dreyfus Government Cash Management	$3,512,653	$—	$—	$—	$3,512,653
U.S. Government	—	14,636	5,701	2,741,879	2,762,216
Total securities lending	$3,512,653	$14,636	$5,701	$2,741,879	$6,274,869

The fair value of the securities loaned for the Global Fund totaled $5,968,907 at April 30, 2021. The securities loaned are noted in the Portfolio of Investments. The fair value of the “Securities lending collateral” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $3,512,653 for the Global Fund at April 30, 2021. This amount is offset by a liability recorded as “Collateral on Securities Loaned.” At April 30, 2021, the Global Fund received non-cash collateral of $2,762,216.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2021, Charles Schwab & Co., holding shares for the benefit of others in nominee name, held approximately 66% and 100% of the voting securities of the Global Fund and International Fund, respectively.

10.	REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his/her shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2021, there were no redemption fees assessed for the Funds.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Conductor Funds
EXPENSE EXAMPLES (Unaudited)
April 30, 2021

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Conductor Global Equity Value Fund and Conductor International Equity Value Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended April 30, 2021.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses* Paid During	Annualized Expense Ratio
Actual	11/1/2020	4/30/2021	Period 11/1/20 – 4/30/21	11/1/20 – 4/30/21
Global Fund
Class A	$1,000.00	$1,276.90	$12.14	2.15%
Class C	1,000.00	1,271.30	16.33	2.90%
Class I	1,000.00	1,278.20	10.73	1.90%
Class Y	1,000.00	1,281.00	7.07	1.25%
International Fund
Class A	1,000.00	1,202.60	7.92	1.45%
Class I	1,000.00	1,202.60	6.55	1.20%

Hypothetical
(5% return before	Beginning Account Value	Ending Account Value	Expenses* Paid During	Annualized Expense Ratio
expenses)	11/1/2020	4/30/2021	Period 11/1/20 – 4/30/21	11/1/20 – 4/30/21
Global Fund
Class A	$1,000.00	$1,014.13	$10.74	2.15%
Class C	1,000.00	1,010.41	14.46	2.90%
Class I	1,000.00	1,015.37	9.49	1.90%
Class Y	1,000.00	1,018.60	6.26	1.25%
International Fund
Class A	1,000.00	1,017.60	7.25	1.45%
Class I	1,000.00	1,018.84	6.01	1.20%

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Conductor International Equity Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2021

Approval of Advisory Agreement

Conductor International Equity Value Fund

At a meeting held on March 9-10, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreement (the “Advisory Agreement”) between IronHorse Capital, LLC (“IronHorse” or the “Adviser”) and the Trust, on behalf of the Conductor International Equity Value Fund (“Conductor International Fund” or the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Conductor International Fund by IronHorse; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Conductor International Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of the Conductor International Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from IronHorse. During the Meeting, the Board was advised by, and met, in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by IronHorse related to the Advisory Agreement, including the Advisory Agreement; a description of the manner in which investments are to be made and executed; a description of the financial condition of IronHorse; an overview of the personnel proposed to service the Conductor International Fund and their respective backgrounds and experience; IronHorse’s compliance policies and procedures, including its business continuity plan and cybersecurity policies and a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); a written risk assessment of IronHorse’s compliance program; information about IronHorse’s investment strategies and risk management processes and liquidity management; information regarding IronHorse’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the fees and expenses of the Conductor International Fund as compared to other funds with similar investment strategies. The Board also noted that on a regular basis it will receive and review information from the Trust’s CCO regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, which will include evaluating the regulatory compliance systems of IronHorse and procedures reasonably designed to assure compliance with the federal securities laws.

Conductor International Equity Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2021

In reaching its conclusions, the Board considered the experience and qualifications of IronHorse’s management team, noting that the same personnel adhere to its compliance policies and procedures. The Board considered the investment strategy that is used in the Fund, noting similarities to and differences from other funds advised by IronHorse. The Board also considered the operation and robustness of IronHorse’s compliance program. The Board considered IronHorse’s policies and procedures in the areas of business continuity, including during the COVID-19 pandemic, and with respect to information systems security and the Trust’s CCO’s review and evaluation of the same, which found them to be satisfactory. The Board concluded that IronHorse had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the management services to be provided by IronHorse to the Fund was satisfactory or was being appropriately monitored and/or addressed.

Performance. In considering the Fund’s performance, the Board noted that it reviewed at its regularly scheduled meetings information about the Fund’s performance results. Among other data, the Board considered the performance of the Fund for the one-year and since inception periods ended December 31, 2020 as compared to the Fund’s benchmark index (MSCI ACWI) and against the performance of a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provider. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data in the aggregate covered only an approximate one-year time span. The Board noted that the Fund underperformed the median of its Peer Group and Morningstar category and its benchmark index. The Board noted, however, that the Fund had adopted a temporary defensive position due to the COVID-19 pandemic during the prior year and also noted the Adviser’s view of prevailing market conditions and their impact on the Fund’s value investment style. The Board also noted the relatively short performance history of the Fund. The Board concluded that the Fund’s performance should be monitored but did not reflect indicative performance over a full or ordinary market cycle.

Fees and Expenses. As to the costs of the services to be provided by IronHorse, the Board considered a comparison, compiled by Broadridge, of the Fund’s advisory fee and operating expenses with those of certain peer funds with similar investment objectives and strategies (each a “Peer Group”) as selected by Broadridge and with those of other funds in the anticipated Morningstar category for the Fund. The Board noted that while it found the data provided by Broadridge generally useful, the Board recognized its limitations, including that the results of the comparisons may vary depending on the selection of the Peer Group.

The Board considered that the Fund’s advisory fee was above the median of its Peer Group and Morningstar category and equal to the Morningstar category high. The Board also considered that the net operating expenses of the Fund were above the median of its Peer Group and Morningstar category but were not the highest in the category. The Board considered that IronHorse had agreed to reimburse expenses to limit net annual operating expenses to 1.20% and 1.45% (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the average net assets attributable to Class I and Class A shares of the Fund, respectively. The Board took into account IronHorse’s discussion of the Fund’s expenses, low asset level and short operating history, and the Board concluded that the advisory fee of the Fund was not unreasonable at this time.

Conductor International Equity Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2021

Profitability. The Board considered IronHorse’s anticipated profitability with respect to the Conductor International Fund and whether such profits, if any, were excessive in light of the services provided to the Fund. The Board considered a profitability analysis prepared by IronHorse. The Board concluded that, based on the Fund’s asset levels and the costs of advising the Fund during the term of the Advisory Agreement, IronHorse’s level of profitability was not excessive.

Economies of Scale. The Board considered whether IronHorse would realize economies of scale with respect to its providing advisory service to the Fund. The Board considered the profitability analysis provided by IronHorse, and considered that IronHorse had represented that it expected the Fund to achieve economies of scale at certain asset levels, but that at current asset levels, economies of scale was not a consideration. The Board noted that it would revisit whether economies of scale exist in the future once the Fund has achieved sufficient size.

Other Benefits. The Board considered the character and amount of other direct and incidental benefits to be received by IronHorse from its association with the Fund. The Board considered that IronHorse believed that it may experience an increase in brand recognition and possible cross-selling benefits attributable to enhanced reputation. The Board considered these potential benefits appeared to be not unreasonable.

Conclusion. The Board, having requested and received such information from IronHorse as it believed reasonably necessary to evaluate the terms of the Advisory Agreement, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?	We collect your personal information, for example, when you
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-844-GO-RAILX or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-GO-RAILX.

Investment Advisor

IronHorse Capital LLC

3102 West End Avenue, Suite 400

Nashville, TN 37203

Administrator

Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by a prospectus, which contains information about each Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

Conductor SAR-21

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer

Date 7/7/2021

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date 7/7/2021